Consolidated Statements of Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cost of product	$ 364,285,000	[1],[2]	$ 336,079,000	[1],[2]	$ 327,371,000	[1],[2]
Operation and maintenance	168,657,000	[1],[2]	140,106,000	[1],[2]	126,464,000	[1],[2]
General and administrative	29,751,000	[1],[2]	99,212,000	[1],[2]	40,564,000	[1],[2]
Interest expense	51,797,000	[1]	42,060,000	[1]	30,345,000	[1]
Affiliated Entity [Member]
Cost of product	129,045,000	[3]	145,250,000	[3]	83,722,000	[3]
Operation and maintenance	56,435,000	[4]	51,237,000	[4]	51,339,000	[4]
General and administrative	23,354,000	[5]	92,847,000	[5]	33,305,000	[5]
Interest expense	$ 0	[6]	$ 2,766,000	[6]	$ 4,935,000	[6]

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[2]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $129.0 million, $145.3 million and $83.7 million for the years ended December 31, 2013, 2012 and 2011, respectively. Operation and maintenance includes charges from Anadarko of $56.4 million, $51.2 million and $51.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. General and administrative includes charges from Anadarko of $23.4 million, $92.8 million and $33.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. See Note 5.
[3]	Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[4]	Represents expenses incurred on and subsequent to the date of the acquisition of the Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets by the Partnership.
[5]	Represents general and administrative expense incurred on and subsequent to the date of the Partnership’s acquisition of the Partnership assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see The Incentive Plan and WGP LTIP and Anadarko Incentive Plans within this Note 5).
[6]	For the year ended December 31, 2012, includes interest expense recognized on the note payable to Anadarko (see Note 10) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada facility and Lancaster plant. The Partnership repaid the note payable to Anadarko in June 2012, and repaid the reimbursement payable to Anadarko related to the construction of the Brasada facility and Lancaster plant in the fourth quarter of 2012.